Employees and Directors - Schedule of Employees and Directors Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Directors And Employees [Abstract]
Wages and salaries		$ 344,587	$ 307,527	$ 206,092	[1]
Social security costs		56,277	42,972	36,314	[1]
Other pension costs		6,393	4,161	2,569	[1]
Share-based payments (equity-settled)	[1]	219,933	168,347	170,145
Share-based payments (cash-settled)		(9,265)	28,041	10,675	[1]
Share-based payments (employment related taxes)		(14,501)	95,245	(2,586)	[1]
Total employees and directors expenses		$ 603,424	$ 646,293	$ 423,209	[1]

[1]	Refer to Note 2, Significant accounting policies, within our Consolidated financial statements included elsewhere in this Annual Report for detail on this revision oof prior year comparatives